Gladstone Alternative Income Fund

12/31/2024 (UNAUDITED)

Preferred Stock - 8.25%	Shares	Value
Equities (private, Preferred) - 8.25%
Nielsen-Kellerman Acquisition Corp. (Preferred Stock)	631	$631,142
Ricardo Defense, Inc. (Preferred Stock)	1,039	1,038,534
Total Preferred Stock Cost ($1,669,676)		$1,669,676

Loans - 36.13%	Reference Rate and Spread	Maturity Date	Principal Amount	Value
Direct Lending (floating Rate) - 36.13%
Nielsen-Kellerman Acquisition Corp. (Term Loan)	Term SOFR + 8.5%, 13% Floor	12/31/2029	$1,368,858	$1,368,858
Nielsen-Kellerman Acquisition Corp. (Line of Credit)	Term SOFR + 5%, 10% Floor	12/31/2025	30,450	30,450
Ricardo Defense, Inc. (Term Loan)	Term SOFR + 9%; 13% Floor	12/31/2029	3,661,466	3,661,466
Vet's Choice Radiology LLC (Term Loan)	1M SOFR + 7%, 10% Floor	12/17/2027	2,250,000	2,250,000
Total Loans Cost ($7,310,774)				$7,310,774

United States Treasury Obligations - 49.40%	Rate	Maturity Date	Principal Amount	Value
United States Treasury Bills	0.66%	1/2/2025	$10,000,000	$9,998,000
Total United States Treasury Obligations Cost ($9,998,908)				$9,998,000

Short Term Investments - 73.92%	7 Day Yield	Shares	Value
Money Market Fund - 73.92%
Morgan Stanley ILF (Government Portfolio)(a)	4.428%	14,960,100	$14,960,100
Total Short Term Investments Cost ($14,960,100)			$14,960,100

Total Investments - 167.70%; Cost ($33,939,458)			$33,938,550
Liabilities in Excess of Other Assets (67.70%)			(13,701,210)
Net Assets - 100.00%			$20,237,340

(a)	The rate shown is the annualized 7-day yield as of December 31, 2024.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
UMB	5.12%	12/27/2024	01/02/2025	$9,000,000
				$9,000,000